12. FINANCIAL INSTRUMENTS (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
Financial Instruments Details Narrative
Cash and cash equivalents	$ 38,738,298	$ 46,701,216	$ 48,657,339	$ 4,255,508